UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      E. Rodman Titcomb, Jr.

Address:   2000 Wells Fargo Place
           30 East Seventh Street
           Saint Paul, Minnesota 55101-4930


Form 13F File Number: 28-10316


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   E. Rodman Titcomb, Jr.
Title:  Trustee
Phone:  651-215-4468

Signature,  Place,  and  Date  of  Signing:

/s/ E. Rodman Titcomb, Jr.         Saint Paul, Minnesota              11/4/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:  $    41,553.00
                                         --------------
                                         (In Thousands)

     Confidential information has been omitted from this public Form 13F report, is subject to a request for confidential treatment of information in accordance with Rule 24b-2 under the Securities Exchange Act of 1934 and has been separately filed with the Secretary of the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----


The information contained in this table is subject to a request for confidential treatment of information in accordance with Rule 24b-2 under the Securities Exchange Act of 1934 and has been separately filed with the Secretary of the Securities and Exchange Commission.